Tax Matters - Reconciliation of Gross Unrecognized Tax Benefits - Footnotes (Details) - USD ($) $ in Millions	Dec. 31, 2017		Dec. 31, 2016		Dec. 31, 2015	[1]	Dec. 31, 2014
Income Tax Contingency [Line Items]
Unrecognized tax benefits	$ 6,558	[1]	$ 5,826	[1]	$ 5,919		$ 6,182
Income Taxes Payable [Member]
Income Tax Contingency [Line Items]
Unrecognized tax benefits	1		14
Noncurrent Deferred Tax Assets And Other Noncurrent Tax Assets [Member]
Income Tax Contingency [Line Items]
Unrecognized tax benefits	123		184
Current Tax Assets [Member]
Income Tax Contingency [Line Items]
Unrecognized tax benefits			17
Noncurrent Deferred Tax Liabilities [Member]
Income Tax Contingency [Line Items]
Unrecognized tax benefits	3,300		2,800
Other Taxes Payable [Member]
Income Tax Contingency [Line Items]
Unrecognized tax benefits	$ 3,200		$ 2,800

[1]	In 2017, included in Income taxes payable ($1 million), Noncurrent deferred tax assets and other noncurrent tax assets ($123 million), Noncurrent deferred tax liabilities ($3.3 billion) and Other taxes payable ($3.2 billion). In 2016, included in Income taxes payable ($14 million), Current tax assets ($17 million), Noncurrent deferred tax assets and other noncurrent tax assets ($184 million), Noncurrent deferred tax liabilities ($2.8 billion) and Other taxes payable ($2.8 billion).